Share-based Compensation	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Share-based compensation
15. Share-based compensation
Share-based compensation was recognized in operating expenses for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenue	(387)	11	(7)
Selling expenses	(475)	1,041	286
General and administrative expenses	(665)	9,151	1,997
Research and development expenses	(297)	208	(167)

	(1,824)	10,411	2,109

Global Share Incentive Plan
In June 2019, the Company adopted a Global Share Incentive Plan (the “Global Plan”), which includes Option Plan, Restricted Shares Plan and Shares Award.
Option Plan
Under the Option Award Agreement, options which granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the Option Grant includes a condition where employees can only exercise vested options upon the occurrence of that the Company’s common shares become listed securities, which substantially creates a performance condition (“IPO Condition”). Meanwhile, the Company offers their employees broker-assisted cashless exercise programs to help the employees exercise their stock options without having to use their personal funds to pay for the exercise price. The options are classified as liability-classified award. As of December 31, 2019, the Company granted 19,463,440 share options to certain of its employees. The Company finished its initial public offering in February 2020, the share-based compensation cost was recognized accordingly.
During the year ended 2022 and 2023, 21,631,945 extra share options and 37,060,000 extra share options were granted, respectively.

The following table summarized the Company’s activities under the Option Plan for the years ended December 31, 2021, 2022 and 2023:

	Number of options	Weighted average exercise price (US$)
Outstanding at January 1, 2021	16,154,051	0.1607
Granted	21,631,945	0.1609
Exercised	(201,040)	0.1607
Forfeited	(740,231)	0.1607
Outstanding at December 31, 2021	36,844,725	0.1608

Vested and exercisable at December 31, 2021	11,884,664	0.1709

Outstanding at January 1, 2022	36,844,725	0.1608
Granted	—	—
Exercised	—	—
Forfeited	(3,020,669)	0.1515
Outstanding at December 31, 2022	33,824,056	0.1616

Vested and exercisable at December 31, 2022	24,166,379	0.1640

Outstanding at January 1, 2023	33,824,056	0.1616
Granted	37,060,000	0.0600
Exercised	(1,232,560)	0.0575
Forfeited	(7,571,687)	0.0583
Outstanding at December 31, 2023	62,079,809	0.0589

Vested and exercisable at December 31, 2023	40,417,309	0.0583

The following table summarizes information regarding the share options outstanding as of December 31, 2023:

	As of December 31, 2023
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$
Outstanding	62,079,809	0.0589	8.05	—
Exercisable	40,417,309	0.0583	7.43	—
Expected to vest	21,662,500	0.0600	9.21	—
The weighted average fair value of the options was US$ 0.0192 and US$ 0.0161 per option as of December 31, 2022 and 2023, respectively.
The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the fair value of the underlying stock at December 31, 2023.

The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	Weighted average
	2022	2023
Exercise price (US$)	0.1616	0.0589
Expected forfeiture rate (post-vesting)	5.86%	11.52%
Expected volatility	51.70%	52.10%
Excepted term (in years)	7.67	8.05
Expected dividend yield	0%	0%
Risk-free interest rate	3.9302%	3.8875%
Risk-free interest rate is estimated based on the yield curve of US Treasury BVAL Curve from Bloomberg as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.
Employees Restricted Shares Plan
Under the Employees Restricted Shares Award Agreement, restricted shares which granted to employees vest upon satisfaction of a service condition and a performance condition, which is generally satisfied over four years. The restriction will be removed along with the satisfaction of the service condition. In March 2021, the Company granted additional 320,000 restricted shares to the senior management pursuant to the Global Plan. No restricted shares were granted during the year ended 2022 and 2023.
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the years ended December 31, 2021, 2022 and 2023:

	Options to employees	Weighted average grant-date fair value
Non-vested at January 1, 2021	13,332,607	—
Granted	320,000	2.49
Vested	(4,925,510)	—
Forfeited	(613,553)	—

Non-vested at December 31, 2021	8,113,544	—

Non-vested at January 1, 2022	8,113,544	—
Granted	—	—
Vested	(4,519,185)	—
Forfeited	(163,614)	—

Non-vested at December 31, 2022	3,430,745	—

Non-vested at January 1, 2023	3,430,745	—
Granted	—	—
Vested	(2,145,701)	—
Forfeited	(72,988)	—

Non-vested at December 31, 2023	1,212,056	—

Restricted shares granted to employees are measured based on their grant-date fair values and recognized as compensation cost on a graded-vesting method over the requisite 2.25 to 4 years’ service period. The weighted average grant date fair value of restricted shares granted for the years ended December 31, 2021, 2022 and 2023 were RMB2.49 per share, nil and nil, respectively. As of December 31, 2021, 2022 and 2023, there were a total of RMB11,355, RMB8,163 and RMB463 share-based compensation expenses recognized, respectively. As of December 31, 2021, 2022 and 2023, there were RMB11,883, RMB770 and nil unrecognized share-based compensation, respectively.
Shares Award
Under the Shares Award Agreement, 14,229,183 common shares were awarded to Mr. Cunjun Ma directly through an entity wholly owned by Mr. Cunjun Ma with no consideration on June 30, 2019. The fair value of the shares awarded was RMB4.20 per share, and a total of RMB59,778 share-based compensation expense was recognized on June 30, 2019. No shares were awarded during the years ended December 31, 2021, 2022 and 2023.